UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05987
Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)
Stefanie V. Chang Yu, Esq. Managing Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:	800-869-6397

Date of fiscal year end:	12/31

Date of reporting period:	7/1/10 – 6/30/11

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05987
Reporting Period: 07/01/2010 - 06/30/2011
Morgan Stanley New York Municipal Money Market Trust

============= MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST =============

NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND, INC.

Ticker:       NUN            Security ID:  670986603
Meeting Date: MAY 06, 2011   Meeting Type: Annual
Record Date:  MAR 09, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John P. Amboian          For       For          Management
1.2   Elect Director Robert P. Bremner        For       For          Management
1.3   Elect Director Jack B. Evans            For       For          Management
1.4   Elect Director David J. Kundert         For       For          Management
1.5   Elect Director Judith M. Stockdale      For       For          Management
1.6   Elect Director Carole E. Stone          For       For          Management
1.7   Elect Director Terence J. Toth          For       For          Management
1.8   Elect Director Virginia L. Stringer     For       For          Management
1.9   Elect Director William C. Hunter        For       For          Management
1.10  Elect Director William J. Schneider     For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley New York Municipal Money Market Trust

By (Signature and Title)*	/s/ Arthur Lev
Arthur Lev President and Principal Executive Officer

Date	August 25, 2011
* Print the name and title of each signing officer under his or her signature.